Business combinations (Details 2) - Apicore	Jul. 12, 2017 USD ($)	Dec. 01, 2016 CAD ($)	Jul. 03, 2014 CAD ($)
Summary of purchase consideration
Cash paid		$ 45,322,853
Due to Vendor		2,759,507
Exercise of Apicore derivative		20,788,011
Fair value of 6.07% interest held		6,418,867	$ 1,276,849
Non-controlling interest		2,069,409
Purchase consideration		112,898,452
Class C common shares
Summary of purchase consideration
Derivative option on Apicore Class C shares		32,901,006
Purchase consideration	$ 24,543,715
Class E common shares
Summary of purchase consideration
Liability to repurchase Apicore Class E shares		$ 2,638,799